RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2015
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$5,420,641	$88,834	$(46,655)

Operating limited partnership rents received in advance	10,037	-	68

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	1,957,719	16,576	57,300

Other	10,047,309	1,794,570	34,967

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(13,543,112)	(71,803)	(28,188)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,944,658)	(42,143)	(177,003)

Impairment loss not recognized for tax purposes	2,593,629	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,332,242)	(510,585)	(1,125)

Income (loss) for tax return purposes, December 31, 2014	$(16,790,677)	$1,275,449	$(160,636)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$100,765	$430,054	$191,861

Operating limited partnership rents received in advance	-	-	(782)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(82,281)	(343,237)	-

Other	818,041	1,538,015	387,925

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(209,033)	(91,241)	(175,016)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(57,628)	(179,565)	(35,225)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(171,862)	(485,931)	(283,609)

Income (loss) for tax return purposes, December 31, 2014	$398,002	$868,095	$85,154

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,261,858	$557,776	$49,734

Operating limited partnership rents received in advance	-	-	9,626

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	(44,238)

Other	87,932	(125,676)	753,365

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(51,562)	(600,059)	(259,374)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(75,791)	(225,709)	(114,847)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,310,427)	(660,287)	(1,610,120)

Income (loss) for tax return purposes, December 31, 2014	$(87,990)	$(1,053,955)	$(1,215,854)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$6,008,855	$44,840	$(935)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(706,182)	230,779	143,019

Other	(2,404,086)	3,736,436	32,998

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(540,340)	(594,731)	(378,697)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,811)	(244,689)	(194,560)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,733,186)	(361,790)	(131,309)

Income (loss) for tax return purposes, December 31, 2014	$(4,456,750)	$2,810,845	$(529,484)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$2,566,425	$(149,466)	$(32,528)

Operating limited partnership rents received in advance	3,903	9,964	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(310,268)	194,588	118,662

Other	(998,553)	(201,893)	(160,568)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(621,755)	(1,317,109)	(326,229)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(377,130)	(208,093)	(126,770)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,867,783)	(117,871)	(123,520)

Income (loss) for tax return purposes, December 31, 2014	$(2,605,161)	$(1,789,880)	$(650,953)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$359,261	$(196,280)	$(100,022)

Operating limited partnership rents received in advance	-	1,011	(18,119)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	176,928	148,216	82,426

Other	(1,485,680)	143,386	143,779

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(402,243)	(579,167)	(567,327)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(164,441)	(311,392)	(131,187)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(621,860)	(13,707)	(117,050)

Income (loss) for tax return purposes, December 31, 2014	$(2,138,035)	$(807,933)	$(707,500)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(157,664)	$(120,423)	$(112,061)

Operating limited partnership rents received in advance	5,911	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	196,940	164,400	134,085

Other	564,376	299,285	292,863

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,274,223)	(403,406)	(503,080)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(173,483)	(394,067)	(309,689)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(119,302)	(82,415)	(86,424)

Income (loss) for tax return purposes, December 31, 2014	$(957,445)	$(536,626)	$(584,306)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(209,771)	$(246,035)	$(56,734)

Operating limited partnership rents received in advance	1,970	-	94

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	237,564	248,290

Other	346,713	564,224	813,094

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(795,406)	(556,039)	(896,588)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(203,812)	(302,876)	(285,271)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(111,529)	(97,417)	(252,110)

Income (loss) for tax return purposes, December 31, 2014	$(771,819)	$(400,579)	$(429,225)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(634,723)	$(359,371)	$(1,442,530)

Operating limited partnership rents received in advance	194	1,663	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	254,628	283,200

Other	1,366,368	112,456	1,456,407

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(666,281)	(645,418)	(673,720)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(338,918)	(487,779)	(247,030)

Impairment loss not recognized for tax purposes	268,187	-	918,818

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(90,385)	(26,918)	(277,021)

Income (loss) for tax return purposes, December 31, 2014	$211,222	$(1,150,739)	$18,124

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(2,374,424)

Operating limited partnership rents received in advance	(5,466)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	136,565

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(315,077)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(453,749)

Impairment loss not recognized for tax purposes	1,406,624

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(66,699)

Income (loss) for tax return purposes, December 31, 2014	$(1,422,698)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(4,310,963)	$606,391	$3,069

Operating limited partnership rents received in advance	(6,007)	-	(17)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(3,180,283)	(539,749)	(20,070)

Other	14,775,748	992,434	316,382

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(16,299,042)	(366,227)	(98,321)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,231,944)	(74,539)	(177,554)

Impairment loss not recognized for tax purposes	7,116,275	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,529,310)	(288,923)	(83,572)

Income (loss) for tax return purposes, December 31, 2013	$(18,665,526)	$329,387	$(60,083)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(98,478)	$(125,463)	$1,625,695

Operating limited partnership rents received in advance	-	-	2,879

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(26,305)	71,819	(2,468,363)

Other	972,788	197,451	1,989,051

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(264,711)	(361,723)	(241,279)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(69,076)	(227,036)	(30,246)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(136,555)	(14,194)	(1,636,274)

Income (loss) for tax return purposes, December 31, 2013	$377,663	$(459,146)	$(758,537)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$(59,679)	$2,736,763	$2,385,674

Operating limited partnership rents received in advance	-	(449)	136

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(499,347)	(1,559,279)

Other	593,391	3,879,632	1,619,880

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(43,041)	(842,204)	(277,730)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(138,555)	(214,874)	(181,302)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(386,563)	(4,213,369)	(1,123,176)

Income (loss) for tax return purposes, December 31, 2013	$(34,447)	$846,152	$864,203

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$992,304	$68,179	$(170,958)

Operating limited partnership rents received in advance	(50)	(3,627)	7,664

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(870,954)	75,854	155,148

Other	863,713	(2,703,508)	80,092

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(953,311)	(1,065,191)	(621,294)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(222,830)	(294,360)	(176,205)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(292,930)	(308,456)	(22,236)

Income (loss) for tax return purposes, December 31, 2013	$(484,058)	$(4,231,109)	$(747,789)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$337,127	$(196,777)	$(130,088)

Operating limited partnership rents received in advance	-	(2,419)	(466)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	279,204	270,411	123,408

Other	(565,343)	899,882	78,067

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,155,732)	(1,433,129)	(566,103)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(444,727)	(208,100)	(140,906)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(597,142)	(64,279)	(28,128)

Income (loss) for tax return purposes, December 31, 2013	$(2,146,613)	$(734,411)	$(664,216)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(37,107)	$(25,674)	$(121,517)

Operating limited partnership rents received in advance	(3,831)	15,521	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	256,596	202,082	(867,520)

Other	121,042	135,633	4,218,381

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,227,938)	(688,552)	(489,323)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(177,657)	(254,172)	(158,926)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(216,769)	(256,794)	(104,445)

Income (loss) for tax return purposes, December 31, 2013	$(1,285,664)	$(871,956)	$2,476,650

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(187,483)	$(103,034)	$(135,596)

Operating limited partnership rents received in advance	(18,883)	(6,905)	(6,903)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	1,190,800	358,421	337,442

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,423,309)	(447,771)	(594,093)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,389)	(396,454)	(286,803)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(97,290)	(89,091)	(103,140)

Income (loss) for tax return purposes, December 31, 2013	$(520,690)	$(520,434)	$(652,293)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(207,935)	$(165,403)	$(578,220)

Operating limited partnership rents received in advance	2,625	(702)	(1,127)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	185,732	198,700

Other	(20,535)	175,191	508,920

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(726,480)	(621,885)	(792,226)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(202,424)	(294,646)	(288,776)

Impairment loss not recognized for tax purposes	-	-	212,553

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(116,716)	(230,907)	(54,300)

Income (loss) for tax return purposes, December 31, 2013	$(1,071,449)	$(952,620)	$(794,476)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(1,582,420)	$(2,529,532)	$(3,485,593)

Operating limited partnership rents received in advance	(908)	2,360	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	277,353	312,609

Other	65,862	(1,448,171)	(251,745)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(547,642)	(372,037)	(57,205)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(317,839)	(341,059)	(243,079)

Impairment loss not recognized for tax purposes	972,475	1,696,224	2,293,749

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,277)	183,685	(29,551)

Income (loss) for tax return purposes, December 31, 2013	$(1,202,969)	$(2,531,177)	$(1,460,815)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,125,208)

Operating limited partnership rents received in advance	9,095

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	170,595

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,585)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(480,410)

Impairment loss not recognized for tax purposes	1,941,274

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(118,918)

Income (loss) for tax return purposes, December 31, 2013	$(1,374,629)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2014	$55,728,106	$(1,258,685)	$(1,905,152)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	77,225,748	878,598	2,591,698

Impairment loss in investment in operating limited partnerships	(188,464,989)	(409,509)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2015	(755,788)	(62,488)	(221,074)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	57,087,374	281,467	(347,171)

Investments in operating limited partnerships - as reported	$1,798,718	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2014	$(1,832,001)	$1,497,353	$(821,383)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,689,653	1,281,140	1,941,970

Impairment loss in investment in operating limited partnerships	(1,289,080)	(5,298,843)	(1,151,381)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2015	(15,621)	(10,974)	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,223,512	2,531,324	31,635

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2014	$(60,435)	$(5,205,435)	$(1,656,389)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	273,564	4,399,020	1,526,506

Impairment loss in investment in operating limited partnerships	(1,345,945)	(1,883,225)	(4,004,265)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	(31,239)	(57,289)	(195,417)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,164,055	2,746,929	4,329,565

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2014	$318,909	$(914,109)	$526,482

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,269,083	4,695,617	2,524,000

Impairment loss in investment in operating limited partnerships	(4,790,458)	(5,661,234)	(4,610,342)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	(64,727)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,267,193	1,919,263	1,559,860

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2014	$(2,844,166)	$4,667,100	$3,976,255

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,913,882	7,152,320	2,003,965

Impairment loss in investment in operating limited partnerships	(9,196,909)	(13,359,327)	(7,924,274)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2015	(56,581)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	8,183,774	1,355,794	1,944,054

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2014	$1,329,494	$3,492,380	$3,631,292

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,231,532	3,920,392	2,224,599

Impairment loss in investment in operating limited partnerships	(8,069,371)	(9,244,266)	(7,264,883)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	4,508,345	1,831,494	1,408,992

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2014	$1,183,098	$5,783,115	$4,215,944

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,493,889	4,030,703	4,373,718

Impairment loss in investment in operating limited partnerships	(7,792,558)	(10,557,104)	(7,444,160)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	115,571	743,286	(1,145,502)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2014	$6,586,470	$455,172	$5,161,301

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,158,206	2,647,711	2,985,744

Impairment loss in investment in operating limited partnerships	(10,641,244)	(7,024,673)	(10,714,201)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,896,568	3,921,790	2,567,156

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2014	$7,950,660	$366,227	$12,261,848

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,046,309	3,768,065	868,202

Impairment loss in investment in operating limited partnerships	(13,508,694)	(6,482,162)	(15,650,905)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,511,725	2,347,870	3,358,960

Investments in operating limited partnerships - as reported	$-	$-	$838,105

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2014	$8,822,761

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	335,662

Impairment loss in investment in operating limited partnerships	(13,027,675)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2015	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,829,865

Investments in operating limited partnerships - as reported	$960,613

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2013	$76,082,802	$(2,870,528)	$(1,734,996)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	87,884,506	3,054,043	2,584,152

Impairment loss in investment in operating limited partnerships	(216,038,394)	(1,333,677)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2014	(1,117,450)	(90,622)	(221,074)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	57,538,970	670,167	(509,781)

Investments in operating limited partnerships - as reported	$5,328,701	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2013	$(2,216,485)	$656,490	$(911,837)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,708,122	2,436,164	2,148,403

Impairment loss in investment in operating limited partnerships	(1,618,823)	(6,353,837)	(1,636,215)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2014	(25,824)	(54,934)	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,929,473	3,316,117	400,490

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2013	$1,280,497	$(3,510,773)	$(1,806,555)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	467,648	5,296,972	1,965,626

Impairment loss in investment in operating limited partnerships	(3,245,521)	(4,338,427)	(4,558,902)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	(31,239)	(114,788)	(204,661)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,528,615	2,667,016	4,604,492

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2013	$8,721,367	$(3,533,205)	$1,088,370

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,221,023	7,179,789	3,318,142

Impairment loss in investment in operating limited partnerships	(16,476,882)	(5,875,856)	(6,613,997)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	(79,180)	(204,728)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,613,672	2,434,000	2,207,485

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2013	$(75,435)	$6,429,738	$4,589,822

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,965,109	6,317,426	2,659,844

Impairment loss in investment in operating limited partnerships	(11,182,057)	(14,763,087)	(9,162,728)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2014	(89,559)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,381,942	1,831,810	1,913,062

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2013	$3,558,773	$4,244,912	$4,233,303

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,821,899	3,511,421	1,659,966

Impairment loss in investment in operating limited partnerships	(10,625,803)	(11,273,719)	(7,246,265)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,245,131	3,517,386	1,352,996

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2013	$2,065,352	$6,284,314	$4,738,394

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,441,485	3,627,297	3,876,967

Impairment loss in investment in operating limited partnerships	(7,792,558)	(10,527,541)	(7,438,510)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(714,279)	615,930	(1,176,851)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2013	$7,248,337	$768,256	$5,533,010

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,365,798	2,219,955	2,319,513

Impairment loss in investment in operating limited partnerships	(10,639,800)	(7,005,127)	(10,428,111)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,025,665	4,016,916	2,575,588

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2013	$7,665,048	$1,396,639	$12,010,027

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,380,028	3,122,647	194,482

Impairment loss in investment in operating limited partnerships	(13,050,566)	(6,453,489)	(14,657,544)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,183,820	1,934,203	4,457,527

Investments in operating limited partnerships - as reported	$178,330	$-	$2,004,492

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2013	$10,229,967

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	20,585

Impairment loss in investment in operating limited partnerships	(11,621,051)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2014	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,516,378

Investments in operating limited partnerships - as reported	$3,145,879